Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM EQUITY INCOME FUND/NEW/
Prospectus Date	rr_ProspectusDate	Mar. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2012